GOING CONCERN AND FINANCIAL POSITION (Details Narrative) - USD ($)	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 31,045,891		$ 28,451,733	$ 20,381,977
Working capital deficit	9,530,292		8,325,847
Cash and cash equivalents	461,060		77,498
Short-term debt in default	$ 151,000	$ 151,000	$ 151,000